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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21713

Madison Strategic Sector Premium Fund
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Madison Strategic Sector Premium Fund

Portfolio of Investments - September 30, 2006 (unaudited)

Number
of Shares		Value
	Common Stocks - 95.6%
	Business Services - 1.2%
17,600	Cintas Corp.	$ 718,608
25,000	Hewitt Associates*	606,500

	Consumer Discretionary - 24.8%
30,000	American Eagle Outfitters, Inc	1,314,900
120,000	Bed Bath & Beyond Inc.*	4,591,200
50,000	Best Buy Co, Inc.	2,678,000
40,000	Coach, Inc	1,376,000
35,300	Harley-Davidson Inc.	2,215,075
110,000	Home Depot Inc.	3,989,700
30,000	Kohl's Corp.*	1,947,600
140,000	Lowe's Cos, Inc.	3,928,400
10,000	Ross Stores, Inc.	254,100
65,000	Target Corporation	3,591,250
55,000	Willams-Sonoma Inc	1,781,450

	Exchange-Traded Funds - 1.1%
30,000	Nasdaq-100 Index Tracking Stock	1,219,500

	Energy - 1.9%
30,000	Transocean Inc	2,196,900

	Financials - 14.5%
11,100	Affiliated Managers Group, Inc.*	1,111,221
35,000	Capital One Financial Corp	2,753,100
40,000	Citigroup, Inc.	1,986,800
80,000	Countrywide Financial Corp.	2,803,200
50,000	Merrill Lynch & Co., Inc.	3,911,000
50,000	Morgan Stanley	3,645,500

	Health Care - 17.3%
60,000	Amgen, Inc.*	4,291,800
40,000	Biogen Idec Inc.*	1,787,200
80,000	Biomet Inc.	2,575,200
80,000	Boston Scientific Co.*	1,183,200
20,000	Community Health Systems, Inc	747,000
100,000	Health Management Associates, Inc.	2,090,000
35,000	Medtronic Inc	1,625,400
50,000	Patterson Companies, Inc	1,680,500
41,900	Stryker Corporation	2,077,821
35,000	Zimmer Holdings Inc*	1,350,000

	Industrial - 4.7%
43,000	Apache Corp	2,717,600
94,235	FLIR Systems, Inc	2,559,423

	Insurance - 2.5%
10,000	American International Group, Inc.	662,600
35,000	MGIC Investment Corp.	2,098,950

	Software - 4.7%
140,000	Check Point Software Technologies Ltd.*	2,667,000
120,000	Symantec Corp.*	2,553,600

	Technology - 22.9%
80,000	Altera Corp	1,470,400
100,000	Applied Materials, Inc.	1,773,000
150,000	Cisco Systems, Inc.*	3,450,000
90,000	Dell Inc	2,055,600
90,000	eBay Inc.*	2,552,400
180,000	Flextronics International Ltd.*	2,275,200
2,000	Google, Inc-Class A	803,800
60,000	Hewlett-Packard Co.	2,201,400
140,000	Intel Corp.	2,879,800
55,000	Linear Technology Co.	1,711,600
120,000	Microsoft Corp	3,279,600
14,000	Qlogic Corp.*	264,600
40,000	Xilinx Inc	878,000

	Total Long-Term Investments
	(Cost $105,575,420)	$106,882,698

Contracts
(100 shares			Expiration	Exercise	Market
per contract)		Call Options Written *	Date	Price	Value
111		Affiliated Managers Group, Inc.	January 2007	$ 80.00	$ 241,425
400		Altera Corp	December 2006	17.50	71,000
200		Altera Corp	March 2007	20.00	25,000
300		American Eagle Outfitters, Inc	January 2007	27.50	505,500
100		American Insurance Group	November 2006	60.00	68,000
353		Amgen, Inc.	January 2007	70.00	165,910
245		Amgen, Inc.	January 2007	80.00	17,763
370		Apache Corp	January 2007	60.00	240,500
600		Applied Materials, Inc	January 2007	17.50	82,500
400		Applied Materials, Inc	January 2007	20.00	16,000
134		Bed Bath & Beyond, Inc.	November 2006	40.00	9,715
436		Bed Bath & Beyond, Inc.	January 2007	40.00	74,120
350		Best Buy Co, Inc.	December 2006	47.50	269,500
240		Biogen Idec Inc.	January 2007	50.00	22,800
160		Biogen Idec Inc.	April 2007	45.00	70,400
650		Biomet, Inc	January 2007	40.00	9,750
150		Biomet, Inc	April 2007	35.00	25,875
200		Boston Scientific Corp.	November 2006	17.50	2,500
400		Boston Scientific Corp.	January 2007	25.00	2,000
150		Capital One Financial Corp	January 2007	80.00	66,000
50		Capital One Financial Corp	January 2007	85.00	11,500
1,100		Check Point Software Technologies Ltd.	January 2007	20.00	115,500
260		Check Point Software Technologies Ltd.	January 2007	22.50	9,100
176		Cintas Corp.	February 2007	40.00	48,840
300		Cisco Systems, Inc.	January 2007	17.50	175,500
700		Cisco Systems, Inc.	January 2007	20.00	255,500
500		Cisco Systems, Inc.	January 2007	22.50	88,750
400		Coach Inc	January 2007	30.00	228,000
200		Community Health Systems Inc	December 2006	35.00	79,000
800		Countrywide Financial Corp.	January 2007	37.50	124,000
500		Dell Inc	January 2007	25.00	43,750
400		Dell Inc	January 2007	30.00	5,000
200		eBay Inc.	January 2007	35.00	13,500
300		eBay Inc.	January 2007	42.50	3,750
450		Flextronics International Ltd.	January 2007	10.00	132,750
700		Flextronics International Ltd.	January 2007	12.50	75,250
650		Flextronics International Ltd.	April 2007	12.50	97,500
942		FLIR Systems, Inc	January 2007	27.50	200,175
10		Google, Inc	January 2007	330.00	82,300
10		Google, Inc	January 2007	410.00	27,350
153		Harley-Davidson Inc.	November 2006	50.00	202,725
200		Harley-Davidson Inc.	November 2006	52.50	218,000
60		Hewitt Associates	October 2006	22.50	11,250
190		Hewitt Associates	December 2006	22.50	46,075
600		Hewlett Packard Co	January 2007	30.00	453,000
600		Home Depot, Inc	January 2007	45.00	4,500
200		Home Depot, Inc	February 2007	37.50	36,000
600		Intel Corp	January 2007	20.00	97,500
300		Intel Corp	January 2007	22.50	16,500
500		Intel Corp	April 2007	20.00	106,250
300		Kohl's Corp.	January 2007	50.00	480,000
250		Linear Technology Co.	February 2007	35.00	22,500
400		Lowe's Cos, Inc.	January 2007	32.50	14,000
350		Medtronic Inc	January 2007	55.00	7,000
500		Merrill Lynch & Co., Inc.	January 2007	75.00	302,500
100		MGIC Investment Corp.	December 2006	65.00	8,000
250		MGIC Investment Corp.	January 2007	65.00	34,375
500		Microsoft Corp	January 2007	22.50	257,500
700		Microsoft Corp	January 2007	24.50	234,500
428		Morgan Stanley	January 2007	65.00	406,600
500		Patterson Cos Inc	October 2006	35.00	12,500
140		Qlogic Corp.	January 2007	17.50	33,950
300		Nasdaq-100 Index Tracking Stock	November 2006	40.00	48,750
100		Ross Stores, Inc.	February 2007	27.50	11,000
219		Stryker Corporation	December 2006	45.00	122,640
200		Stryker Corporation	March 2007	50.00	70,000
510		Symantec Corp.	January 2007	17.50	221,850
690		Symantec Corp.	January 2007	20.00	167,325
200		Target Corporation	January 2007	55.00	67,000
450		Target Corporation	April 2007	57.50	153,000
250		Transocean, Inc	November 2006	75.00	88,750
50		Transocean, Inc	January 2007	70.00	41,750
550		Willams-Sonoma Inc	February 2007	32.50	132,000
400		Xilinx Inc	January 2007	25.00	31,000
200		Zimmer Holdings Inc	January 2007	60.00	186,000
		Total Call Options Written
		(Premiums Received $6,968,850)			$ 8,149,563

	*	Non-income producing

Contracts
(100 shares			Expiration	Exercise	Market
per contract)		Put Options Written *	Date	Price	Value
10		Google	January 2007	340.00	6,650
		Total Put Options Written
		(Premiums Received $43,989)			$ 6,650

	*	Non-income producing

Short-Term Investments - 11.4%
	US Treasury Note -
	Issued 11/30/2004 at 2.875%, due 11/30/2006
	Proceeds at maturity are $5,000,000
	(Cost $4,986,395.26)	4,984,770
	Repurchase Agreement -
	Morgan Stanley issued 9/29/06 at 4.85%, due
	10/2/06, collateralized by $7,852,062 in United
	States Treasury Notes due 4/15/10. Proceeds at
	maturity are $7,700,111 (Cost $7,697,000).	7,697,000

	Total Investments - 107%
	(Cost $118,258,815)	119,564,468
	Cash and other assets less liabilities - 0.3%	360,517
	Total Put Options Written - (0.0%)	(6,650)
	Total Call Options Written - (7.3%)	(8,149,563)
	Net Assets - 100%	$ 111,768,772

*	Non-income producing

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Strategic Sector Premium Fund

By: (signature)

W. Richard Mason, Secretary

Date: November 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date:  November 15, 2006

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: November 15, 2006